Short-term and restricted bank deposits (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	91-365
Fixed interest rate [Member] | USD [Member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	6.26%
Fixed interest rate [Member] | USD [Member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	6.55%